LOCAL AND FOREIGN CURRENCY - Current Assets (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 303,683,683	$ 291,681,987	$ 304,312,020	$ 309,530,699
Other current financial assets	67,285,793	263,044,869
Other non-current financial assets	19,311,851	26,957,000
Trade debtors and other accounts payable	428,911,984	384,801,630
Accounts receivable related entities	16,161,318	15,062,167
Inventory	233,053,160	245,886,656
Current tax assets	43,383,058	39,326,427
Total Current Assets	981,771,027	1,161,729,392	$ 990,986,123
Trade accounts and other accounts receivable	298,892,164	279,770,286
United States of America, Dollars
CURRENT ASSETS
Cash and cash equivalents	9,462,829	14,266,343
Other non-current financial assets	174,579	847,149
Trade debtors and other accounts payable	39,242,090	34,256,435
Current tax assets	6,253,451
Total Current Assets	19,402,661	16,581,343
Trade accounts and other accounts receivable	3,511,802	1,467,851
EUR
CURRENT ASSETS
Cash and cash equivalents	437,604	870,613
Other non-current financial assets	615,636	329,535
Trade debtors and other accounts payable	5,582,992	4,047,286
Total Current Assets	1,054,473	1,206,918
Trade accounts and other accounts receivable	1,233	6,770
UF
CURRENT ASSETS
Other non-current financial assets	1,196,729	517,748
Trade debtors and other accounts payable	3,732,123	2,263,175
Total Current Assets	2,226,867	567,217
Trade accounts and other accounts receivable	1,030,138	49,469
CLP
CURRENT ASSETS
Cash and cash equivalents	140,758,085	138,205,025
Other current financial assets	66,587,339	92,826,375
Other non-current financial assets	6,353,138	12,478,839
Trade debtors and other accounts payable	187,847,947	181,167,676
Accounts receivable related entities	14,736,546	14,738,236
Inventory	106,204,544	103,719,764
Current tax assets	6,213,032	33,296,214
Total Current Assets	523,247,794	550,707,848
Trade accounts and other accounts receivable	182,395,110	155,443,395
BRL
CURRENT ASSETS
Cash and cash equivalents	96,214,729	69,923,621
Other current financial assets	13,897	170,154,995
Other non-current financial assets	3,213,978	2,382,575
Trade debtors and other accounts payable	129,596,874	78,514,701
Accounts receivable related entities	1,223,699	86,492
Inventory	64,808,180	60,074,387
Current tax assets	30,643,656	5,633,971
Total Current Assets	276,111,516	383,107,731
Trade accounts and other accounts receivable	79,993,377	74,851,690
ARS
CURRENT ASSETS
Cash and cash equivalents	18,340,987	29,215,288
Other current financial assets	684,557
Other non-current financial assets	3,531,840	8,596,540
Trade debtors and other accounts payable	45,129,973	69,945,679
Accounts receivable related entities		237,439
Inventory	38,277,180	62,655,300
Current tax assets	272,919	396,242
Total Current Assets	84,819,594	140,896,777
Trade accounts and other accounts receivable	23,712,111	39,795,968
PYG
CURRENT ASSETS
Cash and cash equivalents	38,469,449	39,201,097
Other current financial assets		63,499
Other non-current financial assets	4,225,951	1,804,614
Trade debtors and other accounts payable	17,779,985	14,606,678
Accounts receivable related entities	201,073
Inventory	23,763,256	19,437,205
Total Current Assets	74,908,122	68,661,558
Trade accounts and other accounts receivable	$ 8,248,393	$ 8,155,143